Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash at bank and in hand	£ 100,856	£ 307,637	£ 190,395